Investment in Parent Company	12 Months Ended
Dec. 31, 2016
Investment in Parent Company [Abstract]
INVESTMENT IN PARENT COMPANY
NOTE 5: -	INVESTMENT IN PARENT COMPANY

As previously discussed in Notes 1b1 and 2e, the Company currently owns 446,827 of Can-Fite’s ordinary shares, representing approximately 1.6% of Can-Fite's issued and outstanding share capital as of December 31, 2016.

As of December 31, 2016 and 2015 the fair value of the Company's investment in Parent Company shares amounted $530 and $658, respectively (according to its quoted market price in the Tel-Aviv Stock Exchange). During the year ended December 31, 2015, the related unrealized losses derive from the change in the fair value of the Investment in Parent Company totaled $136. During the year ended December 31, 2016, the Company recognized other-than-temporarily impairment loss of investment in Parent Company amounted to $162.